Simple Agreement for Future Equity (SAFE) (Details) - Schedule of changes in Level 3 financial instruments	6 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Changes In Level 3 Financial Instruments {Abstract}
Balance as of June 30, 2022	$ 2,860,000
Results on the change of Fair Value of the SAFE	313,346 [1]
SAFE Capitalization	(3,173,346)
Balance as of December 31, 2022

[1]	The result due to the change in the fair value of the SAFE was included in Financial Income/Expenses.